RISK MANAGEMENT (Details 11) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Financial Risk Management Explanatory [Line Items]
Value	$ 9,928	$ 8,944
Banco Bogota | Measure Trading Risk Method [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Value	$ 829,846	$ 579,486
Basis points of regulatory capital	109.00%	81.00%
Banco de Occidente | Measure Trading Risk Method [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Value	$ 184,223	$ 141,794
Basis points of regulatory capital	56.00%	56.00%
Banco Popular | Measure Trading Risk Method [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Value	$ 125,265	$ 120,572
Basis points of regulatory capital	79.00%	85.00%
Banco AV Villas | Measure Trading Risk Method [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Value	$ 18,394	$ 89,402
Basis points of regulatory capital	20.00%	130.00%
Corficolombiana | Measure Trading Risk Method [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Value	$ 159,214	$ 159,697
Basis points of regulatory capital	9.00%	11.00%